Convertible notes, net - Interest (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)
Debt Instrument
Amortization of debt issuance costs	$ 576	¥ 3,712	¥ 3,610	¥ 3,610
Convertible notes
Debt Instrument
Amortization of debt issuance costs	576	3,712	3,610	3,610
Notes related interest cost capitalized				(24,822)
Total interest expense	16,272	104,918	96,840	67,257
Convertible notes | KKR Notes
Debt Instrument
Notes interest incurred	8,965	57,807	53,222	50,475
Convertible notes | GM Notes
Debt Instrument
Notes interest incurred	$ 6,731	¥ 43,399	¥ 40,008	¥ 37,994